UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

■	Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at June 30, 2023:

$64,123,584

Top Ten Holdings (As of 6/30/2023) (Unaudited)

Company	Percentage of Total Net Assets
Diageo plc	3.6%
Sony Group Corp.	3.0%
AMETEK Inc.	2.9%
Brown-Forman Corp.	2.9%
HEICO Corp.	2.9%
Texas Instruments Inc.	2.8%
Paramount Global	2.7%
CNH Industrial NV	2.7%
The Bank of New York Mellon Corp.	2.6%
GATX Corp.	2.6%

Sector Weightings (Percentage of Net Assets as of 6/30/2023) (Unaudited)

Average Annual Returns (For six months ended 6/30/2023) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
The Gabelli Capital Asset Fund	6.49%	13.50%	4.78%	6.69%	7.92%	9.26%
S&P 500 Index	16.89	19.59	12.31	12.86	10.88	10.01	(a)

The Standard & Poor’s (“S&P”) 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Please note that the indices are unmanaged and not available for direct investment and its returns consider dividends as reinvested and do not reflect the fees and expenses that have been deducted from the Fund.

(a)	The S&P 500 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■	Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023.

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,064.90	1.43%	$7.32
Hypothetical 5% Return	$1,000.00	$1,017.70	1.43%	$7.15

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2023:

Financials	11.5%
Machinery	11.2%
Consumer Staples	10.4%
Media	7.9%
Materials	7.1%
Aerospace and Defense	6.3%
Information Technology	5.8%
Electrical Equipment	5.1%
Consumer Durables	5.0%
Diversified Industrial	4.5%
Entertainment	4.3%
Energy	2.6%
Transportation	2.6%
Building and Construction	2.5%
Telecommunication Services	2.3%
Utilities	1.7%
Retailing	1.6%
Health Care	1.4%
U.S. Government Obligations	1.1%
Consumer Services	1.0%
Automobiles and Components	0.8%
Commercial and Professional Services	0.7%
Publishing	0.3%
Agriculture	0.3%
Specialty Chemicals	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	1.9%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2023 (Unaudited)
Shares		Cost	Market Value
Common Stocks — 97.0%
Aerospace and Defense — 6.3%
20,000	Aerojet Rocketdyne Holdings Inc.†	$85,119	$1,097,400
10,500	HEICO Corp.	49,763	1,857,870
2,200	Honeywell International Inc.	68,603	456,500
27,000	Kaman Corp.	357,063	656,910
		560,548	4,068,680

Agriculture — 0.3%
2,500	Archer-Daniels-Midland Co.	53,100	188,900

Automobiles and Components — 0.8%
5,500	Dana Inc.	103,013	93,500
4,507	Garrett Motion Inc.†	21,130	34,118
40,000	Iveco Group NV†	198,759	360,183
		322,902	487,801

Building and Construction — 2.5%
9,500	Griffon Corp.	109,285	382,850
9,000	Herc Holdings Inc.	323,009	1,231,650
		432,294	1,614,500

Commercial and Professional Services — 0.7%
3,600	Rollins Inc.	3,813	154,188
1,800	Waste Management Inc.	66,487	312,156
		70,300	466,344

Consumer Durables — 5.0%
2,600	Cavco Industries Inc.†	77,364	767,000
8,000	Skyline Champion Corp.†	38,452	523,600
21,000	Sony Group Corp., ADR	398,019	1,890,840
		513,835	3,181,440

Consumer Services — 1.0%
5,700	Boyd Gaming Corp.	65,949	395,409
10,500	Canterbury Park Holding Corp.	113,409	244,440
		179,358	639,849

Consumer Staples — 10.4%
27,500	Brown-Forman Corp., Cl. A	280,462	1,871,925
4,000	Campbell Soup Co.	183,855	182,840
37,000	Danone SA, ADR	397,657	454,730
13,400	Diageo plc, ADR	553,382	2,324,632
12,500	Fomento Economico Mexicano SAB de CV, ADR	489,225	1,385,500
5,400	National Beverage Corp.†	245,855	261,090
2,500	The Coca-Cola Co.	61,235	150,550
1,600	Tootsie Roll Industries Inc.	22,635	56,656
		2,234,306	6,687,923

Diversified Industrial — 4.5%
9,500	Crane Co.	200,825	846,640
2,200	Crane NXT Co.	31,631	124,168
1,000	EnPro Industries Inc.	45,455	133,530
14,000	ITT Inc.	265,633	1,304,940
26,500	L.B. Foster Co., Cl. A†	377,195	378,420

Shares		Cost	Market Value
1,700	Textron Inc.	$93,336	$114,971
		1,014,075	2,902,669

Electrical Equipment — 5.1%
11,600	AMETEK Inc.	58,587	1,877,808
12,500	Franklin Electric Co. Inc.	75,384	1,286,250
300	Rockwell Automation Inc.	14,247	98,835
		148,218	3,262,893

Energy — 2.6%
1,700	Chevron Corp.	106,216	267,495
4,000	ConocoPhillips	84,007	414,440
4,400	Devon Energy Corp.	42,991	212,696
12,000	Dril-Quip Inc.†	312,255	279,240
2,600	Exxon Mobil Corp.	114,192	278,850
30,000	RPC Inc.	127,413	214,500
		787,074	1,667,221

Entertainment — 4.3%
12,144	Madison Square Garden Entertainment Corp.†	45,978	408,281
94,000	Paramount Global, Cl. A	2,898,551	1,744,640
2,500	The Walt Disney Co.†	44,175	223,200
17,000	Vivendi SE	184,186	155,935
17,000	Warner Bros Discovery Inc.†	203,100	213,180
		3,375,990	2,745,236

Financials — 11.5%
7,600	American Express Co.	165,296	1,323,920
5,000	Bank of America Corp.	133,002	143,450
3,500	JPMorgan Chase & Co.	100,288	509,040
800	Marsh & McLennan Companies Inc.	20,832	150,464
12,000	Morgan Stanley	337,603	1,024,800
3,500	PROG Holdings Inc.†	15,272	112,420
7,900	Ryman Hospitality Properties Inc., REIT	195,063	734,068
11,500	State Street Corp.	666,575	841,570
37,000	The Bank of New York Mellon Corp.	1,024,313	1,647,240
20,000	Wells Fargo & Co.	599,068	853,600
		3,257,312	7,340,572

Health Care — 1.4%
11,000	Henry Schein Inc.†	222,531	892,100

Information Technology — 5.8%
14,500	Corning Inc.	165,170	508,080
32,000	CTS Corp.	299,408	1,364,160
5,000	Diebold Nixdorf Inc.†	4,522	265
4,000	EchoStar Corp., Cl. A†	69,709	69,360
10,000	Texas Instruments Inc.	209,500	1,800,200
		748,309	3,742,065

Machinery — 11.2%
16,000	CIRCOR International Inc.†	387,025	903,200
118,000	CNH Industrial NV	695,672	1,699,200
1,600	Deere & Co.	46,240	648,304
14,000	Flowserve Corp.	308,639	520,100

4	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)
Shares		Cost	Market Value
Common Stocks (Continued)
Machinery (Continued)
16,200	Graco Inc.	$324,287	$1,398,870
2,200	IDEX Corp.	89,825	473,572
8,000	The Eastern Co.	98,352	144,720
72,000	The L.S. Starrett Co., Cl. A†	560,081	752,400
1,000	Watts Water Technologies Inc., Cl. A	16,608	183,730
4,000	Xylem Inc.	116,555	450,480
		2,643,284	7,174,576

Materials — 7.1%
45,000	Ampco-Pittsburgh Corp.†	131,670	143,100
35,200	Freeport-McMoRan Inc.	594,787	1,408,000
1,200	International Flavors & Fragrances Inc.	66,872	95,508
68,000	Myers Industries Inc.	789,432	1,321,240
36,000	Newmont Corp.	1,207,104	1,535,760
400	Sensient Technologies Corp.	8,051	28,452
		2,797,916	4,532,060

Media — 7.9%
3,000	AMC Networks Inc., Cl. A†	48,772	35,850
10,000	Cogeco Inc.	195,072	421,740
13,000	DISH Network Corp., Cl. A†	205,072	85,670
6,000	Fox Corp., Cl. A	249,300	204,000
145,000	Grupo Televisa SAB, ADR	1,562,706	743,850
1,500	Liberty Broadband Corp., Cl. A†	9,828	119,595
1,800	Liberty Broadband Corp., Cl. C†	38,393	144,198
5,000	Liberty Global plc, Cl. A†	30,677	84,300
12,000	Liberty Global plc, Cl. C†	87,458	213,240
18,000	Liberty Latin America Ltd., Cl. A†	181,541	157,500
269	Liberty Latin America Ltd., Cl. C†	1,921	2,319
8,000	Liberty Media Corp.- Liberty Braves, Cl. A†	202,842	327,360
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	36,978	79,240
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	101,430
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	5,509	112,920
1,098	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,072	35,938
6,700	Madison Square Garden Sports Corp.	86,784	1,259,935
44,000	Sinclair Inc.	933,634	608,080
12,144	Sphere Entertainment Co.†	38,641	332,624
		3,926,507	5,069,789

Publishing — 0.3%
24,000	The E.W. Scripps Co., Cl. A†	172,414	219,600

Shares		Cost	Market Value
Retailing — 1.6%
8,400	CVS Health Corp.	$271,672	$580,692
2,000	Ingles Markets Inc., Cl. A	29,696	165,300
25,000	Sally Beauty Holdings Inc.†	377,390	308,750
		678,758	1,054,742

Specialty Chemicals — 0.1%
500	Rogers Corp.†	52,405	80,965

Telecommunication Services — 2.3%
10,000	Millicom International Cellular SA, SDR†	221,000	152,846
8,500	Rogers Communications Inc., Cl. B	116,318	387,940
43,000	Telephone and Data Systems Inc.	637,943	353,890
34,000	United States Cellular Corp.†	962,009	599,420
		1,937,270	1,494,096

Transportation — 2.6%
12,700	GATX Corp.	398,175	1,634,998

Utilities — 1.7%
21,000	National Fuel Gas Co.	1,152,750	1,078,560

	Total Common Stocks	27,679,631	62,227,579

Closed-End Funds — 0.0%
7,500	Altaba Inc., Escrow†	0	17,550

Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	4,099	2,940

Principal Amount
U.S. Government Obligations — 1.1%
$695,000	U.S. Treasury Bills 5.148% to 5.222%††, 08/17/23 to 09/21/23	688,275	688,422
TOTAL INVESTMENTS — 98.1%		$28,372,005	62,936,491
Other Assets and Liabilities (Net) — 1.9%			1,187,093
NET ASSETS — 100.0%			$64,123,584

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.	5

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

ASSETS:
Investments, at value (cost $28,372,005)	$62,936,491
Cash	1,276,022
Receivable for Fund shares sold	12,361
Dividends receivable	70,435
Total Assets	64,295,309
LIABILITIES:
Payable for legal and audit fees	50,791
Payable for investment advisory fees	38,223
Payable for Fund shares redeemed	30,955
Payable for shareholder communication expenses	14,607
Payable for administrative services	12,894
Payable for accounting fees	7,500
Payable for payroll expenses	1,728
Other accrued expenses	15,027
Total Liabilities	171,725
Net Assets (applicable to 4,028,529 shares outstanding)	$64,123,584
NET ASSETS CONSIST OF:
Paid-in capital	$26,063,233
Total distributable earnings	38,060,351
Net Assets	$64,123,584

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($64,123,584 ÷ 4,028,529 shares outstanding)	$15.92
Statement of Operations

For the Six Months Ended
June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,507)	$592,127
Interest	15,768
Total Investment Income	607,895
EXPENSES:
Advisory fees	240,411
Administrative services fees	80,137
Legal and audit fees	47,077
Directors’ fees	26,138
Accounting fees	22,500
Shareholder communications expenses	20,189
Shareholder services fees	8,691
Custodian fees	7,508
Payroll expenses	1,783
Interest expense	771
Miscellaneous expenses	5,911
Total Expenses	461,116
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(2,711)
Net Expenses	458,405
Net Investment Income	149,490

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	4,047,911
Net realized loss on foreign currency transactions	(68)
Net realized gain on investments and foreign currency transactions	4,047,843
Net change in unrealized appreciation/depreciation:
on investments	(188,227)
on foreign currency translations	8
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(188,219)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,859,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,009,114

6	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2023	Year Ended December 31,
	(Unaudited)	2022
OPERATIONS:
Net investment income	$149,490	$257,961
Net realized gain on investments and foreign currency transactions	4,047,843	6,329,346
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(188,219)	(16,817,943)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,009,114	(10,230,636)

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	—	(6,690,912)
Total Distributions to Shareholders	—	(6,690,912)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(3,034,875)	(2,543,930)
Net Increase/(Decrease) in Net Assets	974,239	(19,465,478)

NET ASSETS:
Beginning of year	63,149,345	82,614,823
End of period	$64,123,584	$63,149,345

See accompanying notes to financial statements.	7

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30,		Year Ended December 31,
	2023
	(Unaudited)		2022		2021		2020	2019		2018
Operating Performance:
Net asset value, Beginning of Year	$14.95		$19.23		$17.99		$17.95	$16.45		$20.83
Net investment income(a)	0.04		0.06		0.09	(b)	0.02	0.06		0.07
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.93		(2.57)		3.60		1.11	3.15		(2.40)
Total from investment operations	0.97		(2.51)		3.69		1.13	3.21		(2.33)
Distributions to Shareholders:
Net investment income	—		(0.08)		(0.10)		(0.03)	(0.07)		(0.07)
Net realized gain on investments	—		(1.69)		(2.35)		(1.06)	(1.64)		(1.98)
Total distributions	—		(1.77)		(2.45)		(1.09)	(1.71)		(2.05)
Net Asset Value, End of Period	$15.92		$14.95		$19.23		$17.99	$17.95		$16.45
Total Return †	6.49%		(12.92)%		20.48%		6.34%	19.51%		(11.09)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$64,124		$63,149		$82,615		$77,121	$82,272		$78,205
Ratio of net investment income to average net assets	0.47	%(c)	0.37%		0.43	%(b)	0.15%	0.34%		0.33%
Ratio of operating expenses to average net assets	1.44	%(c)(d)	1.35	%(d)	1.28	%(d)	1.32%	1.28	%(e)	1.26%
Portfolio turnover rate	4%		3%		6%		2%	1%		1%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and the net investment income ratio would have been 0.33%.
(c)	Annualized.
(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the six months ended June 30, 2023 and 0.01% of net assets the year ended December 31, 2022. For the year ended December 31, 2021, there was no impact on the expense ratio.
(e)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

8	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund was incorporated on April 8, 1993 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$62,227,579	—	$62,227,579
Closed-End Funds	—	$17,550	17,550
Warrants (a)	2,940	—	2,940
U.S. Government Obligations	—	688,422	688,422
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,230,519	$705,972	$62,936,491

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/ (loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$284,908
Net long term capital gains	6,406,004
Total distributions paid	$6,690,912

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$29,494,700	$37,999,657	$(4,557,866)	$33,441,791

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contractowners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2023, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control with respect to The L.S. Starrett Co., Class A and the Adviser reduced its fee with respect to such securities by $2,711.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $2,240,745 and $6,980,570, respectively.

12

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

5.	Transactions with Affiliates

During the six months ended June 30, 2023, the Fund paid $2,902 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the six months ended June 30, 2023, the Fund accrued $1,783 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings outstanding under the line of credit.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	45,043	$714,370	64,126	$1,136,375
Shares issued upon reinvestment of distributions	—	—	453,621	6,690,912
Shares redeemed	(239,783)	(3,749,245)	(591,651)	(10,371,217)
Net increase/(decrease)	(194,740)	$(3,034,875)	(73,904)	$(2,543,930)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Capital Asset Fund (the Fund), the only series of Gabelli Capital Series Funds, Inc. (the Company), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not interested persons of the Company, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 16, 2023, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2022, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below average in its Performance Peer Group for the one-year, three-year, five-year, and ten year periods. An in depth discussion on the topic followed, including a discussion by the Adviser regarding the appropriateness of the Performance Peer Group. The Board Members also considered the peer group developed by the Adviser that was comprised of the Fund and four

14

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

other comparable peer funds (the Adviser Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below average as compared with the peer group chosen by the Adviser for the three-year, five-year, and ten-year periods and above average as compared to the Adviser Peer Group for the one-year period.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Adviser expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group median.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2022. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

15

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

16

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

* Print the name and title of each signing officer under his or her signature.